Completion of Merger Transaction (Details) - $ / shares			12 Months Ended
		Oct. 15, 2024	Dec. 31, 2023	Sep. 30, 2024	Apr. 30, 2024	Dec. 31, 2022
Completion of Merger Transaction [Line Items]
Price par share (in Dollars per share)					$ 0.001
Preferred stock par value (in Dollars per share)			$ 0.001	$ 0.001
Issuance of shares			3,557,932
Shares of warrants						225,000
Common stock, share issued	[1]		33,240,991	47,317,308
Common stock, share outstanding	[1]		33,240,991	47,317,308
Subsequent Event [Member]
Completion of Merger Transaction [Line Items]
Preferred stock par value (in Dollars per share)		$ 0.001
Percenatge of outstanding capital stock		100.00%
Issuance of shares		24,206,246
Restricted stock units shares		16,908,829
Shares of warrants		53,147,335
Subsequent Event [Member] | Triller Group Inc [Member]
Completion of Merger Transaction [Line Items]
Common stock, share issued		155,159,817
Common stock, share outstanding		155,159,817
Common Stock [Member] | Subsequent Event [Member]
Completion of Merger Transaction [Line Items]
Issuance of shares		83,468,631
Common stock shares of future issuance		16,908,829
Common stock, share issued		107,674,877
Series A-1 Preferred Stock [Member]
Completion of Merger Transaction [Line Items]
Preferred stock par value (in Dollars per share)			$ 0.001	$ 0.001
Preferred stock share issued
Series A-1 Preferred Stock [Member] | Subsequent Event [Member] | Triller Group Inc [Member]
Completion of Merger Transaction [Line Items]
Preferred stock share issued		11,801,804
Series B Preferred Stock [Member]
Completion of Merger Transaction [Line Items]
Preferred stock par value (in Dollars per share)			$ 0.001	$ 0.001
Preferred stock share issued
Series B Preferred Stock [Member] | Subsequent Event [Member] | Triller Preferred Stock [Member]
Completion of Merger Transaction [Line Items]
Preferred stock share issued		30,851
Preferred Stock [Member] | Series A-1 Preferred Stock [Member]
Completion of Merger Transaction [Line Items]
Preferred stock par value (in Dollars per share)				$ 0.001
Preferred Stock [Member] | Series A-1 Preferred Stock [Member] | Subsequent Event [Member]
Completion of Merger Transaction [Line Items]
Preferred stock share issued		11,801,804
Preferred Stock [Member] | Series B Preferred Stock [Member]
Completion of Merger Transaction [Line Items]
Preferred stock par value (in Dollars per share)				$ 0.001
Preferred Stock [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Completion of Merger Transaction [Line Items]
Preferred stock share issued		30,851

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).